As filed with the Securities and Exchange Commission on October xx, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2017

Date of reporting period:  August 31, 2017

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2017 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	90.6%
	Aerospace & Defense	0.8%
	Lockheed Martin Corp.
$800,000	4.70%, due 5/15/46		$911,062
	Rockwell Collins, Inc.
750,000	3.20%, due 3/15/24		764,453
			1,675,515
	Agricultural Chemicals	0.4%
	Mosaic Co.
785,000	3.75%, due 11/15/21		818,861
	Agriculture	0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19		611,362
	Auto Parts	0.8%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20		1,187,386
	AutoZone, Inc.
600,000	3.125%, due 7/15/23		608,894
			1,796,280
	Autos	1.3%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		866,808
	Ford Motor Credit Co. LLC
800,000	3.336%, due 3/18/21		820,161
600,000	5.875%, due 8/2/21		671,039
	General Motors Co.
400,000	5.20%, due 4/1/45		397,361
			2,755,369
	Banks	8.3%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19		404,493
	Bank of America Corp.
1,000,000	2.625%, due 10/19/20		1,014,663
2,000,000	4.00%, due 1/22/25		2,072,623
700,000	3.875%, due 8/1/25		736,775
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		752,601
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23		1,122,124
	Citigroup, Inc.
550,000	2.45%, due 1/10/20		555,091
500,000	2.70%, due 3/30/21		507,136
1,000,000	3.50%, due 5/15/23		1,023,467
700,000	3.40%, due 5/1/26		707,562
1,000,000	4.45%, due 9/29/27		1,060,930
540,000	5.30%, due 5/6/44		627,214
	Credit Suisse Group

700,000	5.40%, due 1/14/20		752,646
	Credit Suisse Group Funding (Guernsey) Ltd.
650,000	4.55%, due 4/17/26		699,951
	Discover Bank
700,000	3.20%, due 8/9/21		718,978
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38		347,497
	First Tennessee Bank
500,000	2.95%, due 12/1/19		506,687
	Huntington Bancshares, Inc.
1,500,000	3.15%, due 3/14/21		1,545,062
	JPMorgan Chase & Co.
1,500,000	4.25%, due 10/1/27		1,599,443
	KeyCorp
900,000	5.10%, due 3/24/21		989,333
			17,744,276
	Biotechnology	1.9%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21		1,612,811
1,006,000	4.663%, due 6/15/51		1,093,436
	Celgene Corp.
550,000	2.875%, due 8/15/20		564,391
800,000	4.625%, due 5/15/44		863,676
			4,134,314
	Broker	2.5%
	Goldman Sachs Group, Inc.
1,000,000	4.25%, due 10/21/25		1,049,136
950,000	6.75%, due 10/1/37		1,255,249
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,313,140
	Morgan Stanley
900,000	4.875%, due 11/1/22		979,901
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20		775,121
			5,372,547
	Building Materials	0.4%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22		827,148
	Chemicals	1.8%
	Cytec Industries Inc.
880,000	3.95%, due 5/1/25		904,495
	Dow Chemical Co.
666,000	4.25%, due 11/15/20		707,669
865,000	7.375%, due 11/1/29		1,168,218
	HB Fuller Co.
500,000	4.00%, due 2/15/27		521,688
	RPM International, Inc.
500,000	6.125%, due 10/15/19		542,859
			3,844,929
	Commercial Finance	0.8%
	AerCap Ireland Capital Ltd.
1,000,000	4.625%, due 10/30/20		1,066,727

	Air Lease Corp.
700,000	3.875%, due 4/1/21		733,574
			1,800,301
	Communications	1.2%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21		1,915,136
475,000	7.045%, due 6/20/36		630,804
			2,545,940
	Communications Equipment	0.7%
	Harris Corp.
500,000	6.15%, due 12/15/40		638,908
	L3 Technologies, Inc.
775,000	4.75%, due 7/15/20		830,140
			1,469,048
	Construction Materials Manufacturing	0.7%
	Vulcan Materials Co.
1,420,000	3.90%, due 4/1/27		1,475,948
	Consumer Finance	0.4%
	Synchrony Financial
500,000	4.50%, due 7/23/25		525,897
	Western Union Co.
500,000	3.60%, due 3/15/22		512,402
			1,038,299
	Consumer Products	0.2%
	Church & Dwight Co, Inc.
500,000	3.15%, due 8/1/27		502,615
	Drugs and Druggists' Sundries Merchant Wholesalers	0.9%
	Actavis Funding SCS
700,000	3.00%, due 3/12/20		714,747
850,000	3.45%, due 3/15/22		883,973
268,000	4.75%, due 3/15/45		294,355
			1,893,075
	Electric Utilities	2.7%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21		493,684
470,000	4.90%, due 8/1/41		530,358
	Exelon Corp.
1,015,000	5.625%, due 6/15/35		1,232,824
	Indiana Michigan Power
750,000	6.05%, due 3/15/37		963,804
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19		749,298
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43		472,335
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32		833,942
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		587,870
			5,864,115
	Electrical Equipment Manufacturing	1.0%
	Fortive Corp.
750,000	3.15%, due 6/15/26		759,579

	Johnson Controls International plc
1,230,000	4.25%, due 3/1/21		1,309,407
			2,068,986
	Exploration & Production	1.1%
	Apache Corp.
700,000	3.25%, due 4/15/22		713,041
600,000	4.75%, due 4/15/43		595,996
	EOG Resources, Inc.
527,000	2.625%, due 3/15/23		529,495
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24		547,474
			2,386,006
	Finance	0.5%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		990,681
	Financial Services	1.8%
	Ares Capital Corp.
500,000	3.50%, due 2/10/23		498,829
	Brookfield Finance, Inc.
1,000,000	4.25%, due 6/2/26		1,045,822
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		548,842
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		754,059
	OM Asset Management plc
1,000,000	4.80%, due 7/27/26		1,035,105
			3,882,657
	Food	1.2%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28		1,666,234
	Kroger Co.
780,000	6.15%, due 1/15/20		853,359
			2,519,593
	Food and Beverage	1.3%
	Kraft Heinz Foods Co.
700,000	3.50%, due 7/15/22		727,085
1,000,000	3.00%, due 6/1/26		965,197
1,000,000	4.375%, due 6/1/46		973,502
			2,665,784
	Gas Pipelines	0.5%
	Plains All American Pipeline, L.P.
1,100,000	6.50%, due 5/1/18		1,130,157
	Hardware	0.9%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
900,000	4.42%, due 6/15/21 (c)		949,164
900,000	6.02%, due 6/15/26 (c)		1,007,145
			1,956,309
	Health and Personal Care Stores	1.0%
	CVS Health Corp.
620,000	3.875%, due 7/20/25		652,265
1,000,000	2.875%, due 6/1/26		980,985
500,000	5.125%, due 7/20/45		578,785
			2,212,035

	Health Care Facilities and Services	0.8%
	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21		871,490
	McKesson Corp.
800,000	4.883%, due 3/15/44		886,734
			1,758,224
	Healthcare Facilities and Services	0.3%
	Laboratory Corporation of America Holdings
640,000	3.25%, due 9/1/24		649,228
	Home and Office Products Manufacturing	0.5%
	Newell Brands, Inc.
1,000,000	4.20%, due 4/1/26		1,067,208
	Information Technology	0.8%
	HP, Inc.
800,000	4.65%, due 12/9/21		866,911
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		788,018
			1,654,929
	Insurance	4.1%
	American International Group, Inc.
1,050,000	4.875%, due 6/1/22		1,161,898
100,000	6.25%, due 3/15/87		109,250
	Anthem, Inc.
600,000	4.65%, due 8/15/44		659,966
	Aon Corp.
600,000	5.00%, due 9/30/20		650,003
	AXA SA
500,000	8.60%, due 12/15/30		724,375
	CIGNA Corp.
315,000	6.15%, due 11/15/36		407,915
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22		1,397,352
	Markel Corp.
20,000	4.90%, due 7/1/22		21,983
	Metlife, Inc.
855,000	6.40%, due 12/15/66		987,525
	Protective Life Corp.
350,000	7.375%, due 10/15/19		386,645
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37		1,466,444
	Unum Group
700,000	5.625%, due 9/15/20		768,087
			8,741,443
	Integrated Oils	0.4%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		904,500
	Lodging	0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		649,288
	Machinery	0.4%
	Flowserve Corp.

900,000	3.50%, due 9/15/22		917,019
	Manufacturing	0.5%
	Boston Scientific Corp.
1,000,000	4.125%, due 10/1/23		1,071,872
	Media	2.7%
	Discover Communications LLC
500,000	3.30%, due 5/15/22		507,725
	Expedia, Inc.
800,000	5.95%, due 8/15/20		875,509
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		419,435
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		1,091,022
	Time Warner, Inc.
500,000	4.05%, due 12/15/23		533,086
1,000,000	4.85%, due 7/15/45		1,012,664
	Viacom Inc.
700,000	3.875%, due 4/1/24		709,316
610,000	4.375%, due 3/15/43		525,917
			5,674,674
	Medical Equipment	0.1%
	Agilent Technologies, Inc.
150,000	6.50%, due 11/1/17		150,976
	Medical Equipment and Supplies Manufacturing	0.4%
	Becton Dickinson and Co.
800,000	4.685%, due 12/15/44		843,727
	Metals	0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		920,103
	Metals and Mining	0.5%
	Goldcorp Inc.
500,000	3.70%, due 3/15/23		522,675
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		536,876
			1,059,551
	Metalworking Machinery	0.6%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19		1,158,339
	Mining	1.1%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42		867,907
	Vale Overseas Limited
700,000	4.375%, due 1/11/22		739,375
700,000	6.875%, due 11/21/36		803,950
			2,411,232
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.3%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43		577,018
	Newspaper, Periodical, Book, and Directory Publishers	0.9%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34		1,838,145

	Nondepository Credit Intermediation	1.1%
	General Motors Financial Co., Inc.
800,000	3.15%, due 1/15/20		816,759
800,000	4.20%, due 3/1/21		843,018
600,000	4.00%, due 1/15/25		608,711
			2,268,488
	Oil and Gas	5.0%
	Anadarko Petroleum Corp.
900,000	6.45%, due 9/15/36		1,055,207
	Enterprise Products Operating LLC
1,850,000	4.85%, due 8/15/42		1,974,150
	Hess Corp.
800,000	5.60%, due 2/15/41		783,941
	Kinder Morgan Energy Partners
600,000	3.05%, due 12/1/19		609,871
750,000	3.95%, due 9/1/22		782,212
1,270,000	5.80%, due 3/15/35		1,379,962
700,000	5.55%, due 6/1/45		745,309
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35		1,259,250
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21		751,275
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22		422,455
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		817,568
			10,581,200
	Oil and Gas Extraction	0.3%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47		724,451
	Oil & Gas Services & Equipment	0.9%
	Baker Hughes, Inc.
700,000	5.125%, due 9/15/40		822,058
	Halliburton Co.
1,000,000	3.80%, due 11/15/25		1,034,834
			1,856,892
	Other Telecommunications	4.0%
	AT&T, Inc.
685,000	5.00%, due 3/1/21		744,164
1,500,000	3.00%, due 2/15/22		1,520,704
1,400,000	3.40%, due 5/15/25		1,397,202
600,000	3.90%, due 8/14/27		606,455
1,200,000	4.50%, due 5/15/35		1,178,712
1,000,000	4.90%, due 8/14/37		1,013,396
700,000	6.00%, due 8/15/40		795,826
1,400,000	4.80%, due 6/15/44		1,365,693
			8,622,152
	Paper	1.3%
	International Paper Co.
742,000	4.75%, due 2/15/22		813,745
700,000	6.00%, due 11/15/41		857,108
	Weyerhaeuser Co.

800,000	7.375%, due 3/15/32		1,138,752
			2,809,605
	Pharmaceuticals	3.2%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21		501,532
1,000,000	3.60%, due 5/14/25		1,035,323
800,000	4.40%, due 11/6/42		832,960
	Mylan N.V.
1,000,000	3.15%, due 6/15/21		1,015,071
	Shire Acquisitions Investments Ireland DAC
1,500,000	2.875%, due 9/23/23		1,494,193
	Teva Pharmaceutical Finance Netherlands III B.V.
2,000,000	3.15%, due 10/1/26		1,843,049
			6,722,128
	Pipeline Transportation of Crude Oil	0.5%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		495,765
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24		516,938
			1,012,703
	Pipeline Transportation of Natural Gas	0.9%
	Williams Partners L.P.
500,000	3.60%, due 3/15/22		516,038
800,000	3.90%, due 1/15/25		823,295
500,000	5.10%, due 9/15/45		524,600
			1,863,933
	Pipelines	2.3%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		1,031,228
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		627,869
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		760,220
1,000,000	7.60%, due 2/1/24		1,192,434
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22		1,214,169
			4,825,920
	Property & Casualty Insurance	1.2%
	Mercury General Corp.
1,000,000	4.40%, due 3/15/27		1,036,240
	The Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26		1,480,094
			2,516,334
	Railroad	0.7%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		700,411
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		749,008
			1,449,419
	Real Estate	1.6%
	Columbia Property Trust Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26		992,046

	Crown Castle International Corp.
500,000	3.65%, due 9/1/27		503,797
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26		1,002,719
	UDR, Inc.
1,000,000	3.50%, due 7/1/27		1,009,875
			3,508,437
	Real Estate Investment Trusts	2.2%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21		1,487,953
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22		1,162,871
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21		1,618,127
500,000	3.75%, due 5/1/24		517,902
			4,786,853
	Refining & Marketing	0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24		511,827
	Restaurants	0.3%
	McDonald's Corp.
550,000	4.875%, due 12/9/45		628,564
	Retail	1.1%
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		755,875
400,000	6.70%, due 7/15/34		430,632
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44		1,081,562
			2,268,069
	Retail - Consumer Staples	0.5%
	Sysco Corp.
1,000,000	2.50%, due 7/15/21		1,011,162
	Scientific Instruments	0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		943,906
	Software	1.5%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		726,352
600,000	3.85%, due 6/1/25		631,162
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22		1,948,500
			3,306,014
	Software & Services	0.8%
	Equifax, Inc.
200,000	2.30%, due 6/1/21		200,845
	Hewlett Packard Enterprise Co.
700,000	3.60%, due 10/15/20 (b)		726,826
700,000	4.90%, due 10/15/25 (b)		744,264
			1,671,935
	Technology	0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17		700,409

	Telecommunications	2.1%

	American Tower Corp.
1,350,000	5.05%, due 9/1/20		1,462,874
	British Telecommunications PLC
855,000	9.125%, due 12/15/30 (b)		1,325,826
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (b)		513,532
	France Telecom SA
575,000	5.375%, due 1/13/42		687,156
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		484,435
			4,473,823
	Tobacco	0.7%
	Reynolds American, Inc.
1,400,000	4.45%, due 6/12/25		1,518,569
	Toys and Games	0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41		845,954
	Transportation	0.8%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,810,562
	Transportation and Logistics	0.5%
	FedEx Corp.
1,000,000	4.00%, due 1/15/24		1,083,150
	Travel & Lodging	0.3%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25		627,316
	Utilities	0.7%
	PSEG Power LLC
500,000	4.30%, due 11/15/23		535,133
	Southern Co.
1,000,000	3.25%, due 7/1/26		998,327
			1,533,460
	Utilities - Gas	0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		730,559
	Waste and Environment Services and Equipment	0.3%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25		717,220
	Wired Telecommunications Carriers	2.9%
	Verizon Communications, Inc.
1,240,000	2.625%, due 2/21/20		1,266,066
900,000	5.15%, due 9/15/23		1,007,189
4,200,000	4.522%, due 9/15/48		3,964,539
			6,237,794
	Wireless Telecommunications Services	0.8%
	Vodafone Group PLC
1,600,000	2.95%, due 2/19/23		1,632,994
	Total Corporate Bonds (cost $184,695,706)		193,831,428

	SOVEREIGN BONDS	6.3%
	Republic of Colombia
1,000,000	7.375%, due 3/18/19		1,084,000
600,000	3.875%, due 4/25/27		612,150
890,000	7.375%, due 9/18/37		1,183,700
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,265,722
	Republic of Panama
200,000	5.20%, due 1/30/20		217,000
750,000	6.70%, due 1/26/36		1,005,000
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,430,625
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		1,942,361
	Republic of Uruguay
209,742	8.00%, due 11/18/22		257,983
	United Mexican States
1,684,000	3.625%, due 3/15/22		1,772,410
2,490,000	4.75%, due 3/8/44		2,608,275
	Total Sovereign Bonds (cost $13,069,576)		13,379,226

	U.S. GOVERNMENT INSTRUMENTALITIES	0.5%
	U.S. Treasury Securities	0.5%
	U.S. Treasury Bond
1,050,000	3.00%, due 2/15/47		1,108,919
	Total U.S. Government Instrumentalities (cost $1,072,222)		1,108,919

	SHORT-TERM INVESTMENTS	1.3%
2,811,777	Fidelity Institutional Money Market Government Portfolio - Class I, 0.89% (a)		2,811,777
	Total Short-Term Investments (cost $2,811,777)		2,811,777

	Total Investments (cost $201,649,281)	98.7%	211,131,350
	Other Assets less Liabilities	1.3%	2,705,847
	TOTAL NET ASSETS	100.0%	$213,837,197

(a)	Rate shown is the 7-day annualized yield as of August 31, 2017.
(b)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of August 31, 2017.
(c)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in
	accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
	As of August 31, 2017, the value of these investments was $1,956,309 or 0.91% of total net assets.

	Country Allocation
	Country	% of Net Assets
	United States	80.2%
	Mexico	3.2%
	United Kingdom	2.5%
	Ireland	1.8%
	Colombia	1.8%
	Netherlands	1.6%
	Canada	1.4%

Spain	1.2%
Philippines	0.9%
Luxembourg	0.9%
Brazil	0.7%
Peru	0.7%
France	0.7%
Italy	0.6%
Panama	0.6%
Japan	0.4%
Switzerland	0.4%
Guernsey	0.3%
Uruguay	0.1%
100.0%

PIA HIGH YIELD FUND
Schedule of Investments - August 31, 2017 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	95.2%
	Aerospace/Defense	2.9%
	Kratos Defense & Security Solutions, Inc.
$832,000	7.00%, due 5/15/19		$848,640
	TransDigm, Inc.
500,000	6.00%, due 7/15/22		518,750
	Triumph Group, Inc.
660,000	7.75%, due 8/15/25 (b)		680,790
			2,048,180
	Apparel & Textile Products	1.3%
	Wolverine World Wide, Inc.
920,000	5.00%, due 9/1/26 (b)		917,700
	Auto Parts Manufacturing	2.7%
	American Axle & Manufacturing, Inc.
600,000	6.50%, due 4/1/27 (b)		592,500
	Cooper-Standard Automotive, Inc.
720,000	5.625%, due 11/15/26 (b)		726,299
	IHO Verwaltungs GmbH
620,000	4.75% Cash or 5.50% PIK, due 9/15/26 (b) (h)		627,750
			1,946,549
	Biotechnology	1.2%
	Sterigenics-Nordion Topco LLC
840,000	8.125% Cash or 8.875% PIK, due 11/1/21 (b) (h)		858,900
	Building Materials	1.4%
	U.S. Concrete, Inc.
400,000	6.375%, due 6/1/24		434,000
	USG Corp.
520,000	4.875%, due 6/1/27 (b)		534,300
			968,300
	Chemical and Allied Products Merchant Wholesalers	1.4%
	Univar USA, Inc.
950,000	6.75%, due 7/15/23 (b)		992,750
	Chemicals	9.8%
	Consolidated Energy Finance SA
394,000	6.75%, due 10/15/19 (b)		401,880
410,000	6.875%, due 6/15/25 (b)		427,425
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)		601,328
	CSTN Merger Sub, Inc.
730,000	6.75%, due 8/15/24 (b)		719,050
	H.I.G. BBC Intermediate Holdings Corp.
176,762	10.50% Cash or 11.25% PIK, due 9/15/18 (b) (h)		180,297
	Kissner Milling Company Ltd.
500,000	8.375%, due 12/1/22 (b)		511,250
	Koppers, Inc.
1,300,000	6.00%, due 2/15/25 (b)		1,381,249
	TPC Group, Inc.
1,425,000	8.75%, due 12/15/20 (b)		1,366,219
	Trinseo Materials Operating S.C.A.
500,000	6.75%, due 5/1/22 (b)		533,375

	Tronox Worldwide LLC
800,000	6.375%, due 8/15/20		814,000
			6,936,073
	Commercial and Service Industry Machinery Manufacturing	2.1%
	ATS Automation Tooling Systems, Inc.
1,420,000	6.50%, due 6/15/23 (b)		1,491,000
	Communications Equipment Manufacturing	1.3%
	Plantronics, Inc.
860,000	5.50%, due 5/31/23 (b)		892,250
	Construction Machinery	1.1%
	Jurassic Holdings III
925,000	6.875%, due 2/15/21 (b)		758,509
	Construction Materials Manufacturing	1.6%
	Boise Cascade Co.
1,060,000	5.625%, due 9/1/24 (b)		1,115,650
	Consumer Cyclical Services	2.3%
	APX Group, Inc.
63,000	6.375%, due 12/1/19		64,487
560,000	8.75%, due 12/1/20		578,200
	GEO Group, Inc.
950,000	5.875%, due 1/15/22		991,563
			1,634,250
	Consumer Products	2.1%
	ACCO Brands Corp.
630,000	5.25%, due 12/15/24 (b)		650,475
	Central Garden & Pet Co.
800,000	6.125%, due 11/15/23		856,000
			1,506,475
	Consumer Services	2.4%
	AMN Healthcare, Inc.
820,000	5.125%, due 10/1/24 (b)		842,550
	LSC Communications, Inc.
390,000	8.75%, due 10/15/23 (b)		401,213
	Stonemor Partners LP
500,000	7.875%, due 6/1/21		482,500
			1,726,263
	Containers & Packaging	0.8%
	BWAY Holding Co.
20,000	5.50%, due 4/15/24 (b)		20,925
	Coveris Holdings S.A.
560,000	7.875%, due 11/1/19 (b)		544,600
			565,525
	Distributors	1.3%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20		182,000
775,000	6.50%, due 5/1/21		742,063
			924,063
	Diversified Manufacturing	1.2%
	Griffon Corp.
850,000	5.25%, due 3/1/22		871,250

	Electric	0.9%
	NRG Energy, Inc.
645,000	6.625%, due 3/15/23		669,188
	Electrical Equipment Manufacturing	2.0%
	Airxcel, Inc.
580,000	8.50%, due 2/15/22 (b)		614,800
	General Cable Corp.
750,000	5.75%, due 10/1/22 (g)		770,625
			1,385,425
	Entertainment Resources	0.2%
	Live Nation Entertainment, Inc.
120,000	4.875%, due 11/1/24 (b)		122,700
	Food and Beverage	1.6%
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)		375,088
	Clearwater Seafoods, Inc.
480,000	6.875%, due 5/1/25 (b)		511,199
	Pilgrim's Pride Corp.
250,000	5.75%, due 3/15/25 (b)		259,063
			1,145,350
	Hardware	0.1%
	CDW LLC / CDW Finance Corp.
100,000	5.00%, due 9/1/25		104,750
	Industrial - Other	6.0%
	Brand Energy & Infrastructure Services, Inc.
750,000	8.50%, due 7/15/25 (b)		810,000
	Cleaver-Brooks, Inc.
1,250,000	8.75%, due 12/15/19 (b)		1,287,500
	First Data Corp.
640,000	5.75%, due 1/15/24 (b)		676,000
	Liberty Tire Recycling Holdco, LLC
560,035	0.00% Cash or 11.00% PIK, due 3/31/21 (b) (e) (h)		336,021
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)		380,250
	Zachry Holdings, Inc.
775,000	7.50%, due 2/1/20 (b)		802,125
			4,291,896
	Machinery Manufacturing	0.0%
	Tennant Co.
10,000	5.625%, due 5/1/25 (b)		10,488
	Manufactured Goods	3.9%
	Gates Global LLC
825,000	6.00%, due 7/15/22 (b)		849,585
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
800,000	7.375%, due 12/15/23 (b)		862,000
	Park-Ohio Industries, Inc.
960,000	6.625%, due 4/15/27		1,023,000
			2,734,585
	Media Non-Cable	1.9%
	R.R. Donnelley & Sons Co.
750,000	6.50%, due 11/15/23		723,750
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)		613,500
			1,337,250

	Medical Equipment and Supplies Manufacturing	1.6%
	Vista Outdoor, Inc.
1,120,000	5.875%, due 10/1/23		1,153,600
	Metals and Mining	3.1%
	American Gilsonite Co.
325,540	17.00%, due 12/31/21 (b) (e) (h)		354,839
	Emeco Pty Ltd.
560,006	9.25%, due 3/31/22		567,566
	Rain CII Carbon, LLC
290,000	8.25%, due 1/15/21 (b)		301,600
	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
500,000	7.50%, due 6/15/25 (b)		512,500
	SunCoke Energy, Inc.
4,000	7.625%, due 8/1/19		4,000
	TMS International Corp.
480,000	7.25%, due 8/15/25 (b)		486,000
			2,226,505
	Oil & Gas Services & Equipment	1.1%
	Archrock Partners LP
800,000	6.00%, due 4/1/21		786,000
	Oil Field Services	1.4%
	Welltec A/S
1,000,000	8.00%, due 2/1/19 (b)		975,000
	Paper	7.2%
	Clearwater Paper Corp.
1,020,000	4.50%, due 2/1/23		1,022,550
	Hardwoods Acquisition, Inc.
900,000	7.50%, due 8/1/21 (b)		780,750
	Mercer International, Inc.
450,000	7.75%, due 12/1/22		480,938
690,000	6.50%, due 2/1/24 (b)		721,050
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		346,000
	Rayonier A.M. Products, Inc.
700,000	5.50%, due 6/1/24 (b)		689,500
	Xerium Technologies, Inc.
1,000,000	9.50%, due 8/15/21		1,037,499
			5,078,287
	Petroleum and Petroleum Products Merchant Wholesalers	1.0%
	Sunoco LP
260,000	5.50%, due 8/1/20		267,943
420,000	6.375%, due 4/1/23		444,675
			712,618
	Pharmaceuticals	1.1%
	Nature's Bounty Co.
700,000	7.625%, due 5/15/21 (b)		749,000
	Pipelines	4.3%
	Exterran Partners, L.P.
740,000	6.00%, due 10/1/22		719,650
	Rose Rock Midstream, L.P.
1,650,000	5.625%, due 7/15/22		1,629,374

	Summit Midstream Holdings, LLC
700,000	5.50%, due 8/15/22		705,250
			3,054,274
	Publishing & Broadcasting	1.0%
	Salem Media Group, Inc.
480,000	6.75%, due 6/1/24 (b)		499,200
	Townsquare Media, Inc.
200,000	6.50%, due 4/1/23 (b)		202,250
			701,450
	Railroad	1.2%
	Watco Companies, Inc.
800,000	6.375%, due 4/1/23 (b)		836,000
	Retail - Consumer Discretionary	2.8%
	Beacon Roofing Supply, Inc.
700,000	6.375%, due 10/1/23		745,500
	Hillman Company, Inc.
450,000	6.375%, due 7/15/22 (b)		433,125
	PetSmart, Inc.
950,000	7.125%, due 3/15/23 (b)		776,625
			1,955,250
	Scientific Research and Development Services	0.3%
	Quintiles Transnational Corp.
220,000	4.875%, due 5/15/23 (b)		229,900
	Software and Services	6.4%
	Ascend Learning LLC
640,000	6.875%, due 8/1/25 (b)		667,200
	Donnelley Financial Solutions, Inc.
150,000	8.25%, due 10/15/24		161,625
	Gartner, Inc.
20,000	5.125%, due 4/1/25 (b)		21,125
	Informatica LLC
1,170,000	7.125%, due 7/15/23 (b)		1,181,700
	Quintiles IMS Inc.
850,000	5.00%, due 10/15/26 (b)		892,500
	RP Crown Parent, LLC
885,000	7.375%, due 10/15/24 (b)		904,913
	Sophia, L.P.
700,000	9.00%, due 9/30/23 (b)		726,250
			4,555,313
	Technology	1.6%
	Cardtronics, Inc.
1,100,000	5.125%, due 8/1/22		1,127,500
	Transportation and Logistics	2.3%
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21		666,250
	Mobile Mini, Inc.
950,000	5.875%, due 7/1/24		985,625
			1,651,875
	Transportation Services	3.3%
	LBC Tank Terminals Holding
1,000,000	6.875%, due 5/15/23 (b)		1,055,000
	OPE KAG Finance Sub, Inc.
1,250,000	7.875%, due 7/31/23 (b)		1,296,875
			2,351,875

	Waste & Environment Services & Equipment	1.6%
	CD&R Waterworks Merger Sub LLC
520,000	6.125%, due 8/15/25 (b)		531,700
	GFL Environmental Inc.
550,000	9.875%, due 2/1/21 (b)		594,000
			1,125,700
	Wirelines	0.4%
	Frontier Communications Corp.
355,000	7.125%, due 1/15/23		280,450
	Total Corporate Bonds (cost $66,340,647)		67,505,916

	CONVERTIBLE BONDS	0.4%
	Oil & Gas Services & Equipment	0.4%
	CHC Group LLC / CHC Finance Ltd.
179,436	0.00%, due 10/1/20 (e) (i)		277,229
	Total Convertible Bonds (cost $129,810)		277,229

	COMMON STOCKS	3.2%
	Business Support Services	0.1%
3,489	CHC Group LLC (d) (e) (f)		37,507
	Industrial - Other	2.3%
21,500	Liberty Tire Recycling Holdco, LLC (d) (e) (f)		10,000
100,981	Modular Space Corp. (d) (e) (f)		1,615,696
			1.625.696
	Metals and Mining	0.8%
850	American Gilsonite Co. (d) (e) (f)		393,125
1,291,928	Emeco Holdings Ltd. (f)		184,863
			577,988
	Total Common Stocks (cost $2,574,243)		2,241,191

	RIGHTS	0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (c) (d)		-

	SHORT-TERM INVESTMENTS	0.0%
64	Invesco STIT-Government & Agency Portfolio, 0.93% (a)		64
	Total Short-Term Investments (cost $64)		64

	Total Investments (cost $69,044,764)	98.8%	70,024,400
	Other Assets less Liabilities	1.2%	837,166
	TOTAL NET ASSETS	100.0%	$70,861,566

(a)	Rate shown is the 7-day annualized yield as of August 31, 2017.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of August 31, 2017, the value of these investments was $44,045,155 or 62.16% of total net assets.
(c)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of August 31, 2017, the security had a cost and value of $0 (0.0% of total net assets).

(d)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(e)	Security is considered illiquid. As of August 31, 2017, the value of these investments was $3,024,417 or 4.27% of total net assets.
(f)	Non-income producing security.
(g)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of August 31, 2017.
(h)	Payment-in-kind interest is generally paid by issuing additional shares or par of the security rather than paying cash.
(i)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.

PIA MBS BOND FUND
Schedule of Investments - August 31, 2017 (Unaudited)

Principal
Amount/Shares			Value
	MORTGAGE-BACKED SECURITIES	97.3%
	Commercial Mortgage-Backed Securities	1.4%
	Aventura Mall Trust
$800,000	3.867%, due 12/5/32, Series 2013-AVM, Class A (a) (d)		$841,169
	Residential Mortgage-Backed Securities	3.0%
	Colony American Homes
1,765,340	2.378% (1 Month LIBOR USD + 1.15%), due 5/17/31, Series 2014-1A, Class A (d)		1,774,084
	U.S. Government Agencies	92.9%
	FHLMC Pool
11,642	6.00%, due 6/1/21, #G18124		12,305
38,588	5.50%, due 3/1/22, #G12577		40,715
333,973	4.00%, due 3/1/26, #J14785		350,499
674,175	3.00%, due 11/1/26, #G18409		697,065
369,847	3.00%, due 6/1/27, #G14497		382,405
913,605	2.50%, due 12/1/31, #G18622		927,174
102,385	5.00%, due 8/1/35, #A36351		111,706
125,494	4.50%, due 10/1/35, #A37869		135,312
99,747	6.00%, due 1/1/36, #A42208		111,994
11,888	7.00%, due 1/1/36, #G02048		13,739
65,207	7.00%, due 8/1/36, #G08148		75,004
245,457	6.50%, due 9/1/36, #A54908		286,210
84,971	6.50%, due 11/1/36, #A54094		94,835
103,909	5.50%, due 6/1/37, #A61982		114,817
229,037	6.00%, due 6/1/37, #A62176		257,157
190,516	6.00%, due 6/1/37, #A62444		215,455
25,779	6.50%, due 8/1/37, #A70413		28,579
7,111	7.00%, due 8/1/37, #A70079		7,521
8,751	7.00%, due 9/1/37, #A65335		9,334
18,583	7.00%, due 9/1/37, #A65670		20,110
279	7.00%, due 9/1/37, #A66041		278
37,205	7.00%, due 9/1/37, #G03207		42,275
6,563	6.50%, due 11/1/37, #A68726		7,293
4,835	5.00%, due 5/1/38, #A77463		5,288
22,892	5.00%, due 6/1/38, #A77986		25,063
8,251	5.00%, due 6/1/38, #G04522		9,045
4,534	5.00%, due 7/1/38, #A79197		4,925
11,923	5.00%, due 9/1/38, #G04690		13,061
210,043	5.00%, due 10/1/38, #G04832		230,204
3,152	5.00%, due 11/1/38, #A82849		3,423
12,113	5.00%, due 12/1/38, #G05683		13,273
121,577	5.00%, due 2/1/39, #G05507		133,258
54,629	5.00%, due 5/1/39, #G08345		59,927
19,537	5.00%, due 9/1/39, #G05904		21,409
113,752	4.50%, due 11/1/39, #G05748		122,509
102,440	4.50%, due 12/1/39, #A90175		110,509
437,740	4.50%, due 5/1/40, #G06047		472,309
139,493	4.50%, due 8/1/40, #A93505		150,762
315,023	3.50%, due 1/1/41, #A96409		328,142
165,647	4.50%, due 1/1/41, #A96176		178,467
505,537	3.50%, due 2/1/42, #Q05996		526,628

412,164	3.50%, due 4/1/42, #Q07654	429,361
828,965	3.50%, due 5/1/42, #G08491	863,552
646,043	3.50%, due 6/1/42, #C09000	672,999
405,522	3.50%, due 6/1/42, #Q08641	422,394
459,033	3.50%, due 8/1/42, #Q10324	478,187
514,709	3.50%, due 6/1/43, #V80161	536,185
519,241	3.00%, due 8/1/43, #G08540	527,411
307,023	3.00%, due 8/1/43, #Q20559	311,598
182,333	3.50%, due 8/1/43, #Q21435	189,940
543,553	3.50%, due 2/1/44, #Q24712	566,181
1,569,506	4.00%, due 8/1/44, #G08601	1,660,017
1,150,865	3.00%, due 3/1/45, #G08631	1,164,694
1,606,365	3.00%, due 5/1/45, #G08640	1,625,667
847,712	3.00%, due 5/1/45, #Q33337	857,976
601,812	3.50%, due 11/1/45, #G08676	624,321
97,440	3.00%, due 7/1/46, #Q41489	98,641
237,652	3.00%, due 12/1/46, #Q44655	240,508
3,210,931	3.00%, due 1/1/47, #G08741	3,250,515
650,069	3.00%, due 1/1/47, #Q45636	658,090
99,971	3.00%, due 1/1/47, #Q45872	101,205
196,050	3.00%, due 2/1/47, #G08747	198,469
	FHLMC Gold TBA (b)
1,000,000	3.50%, due 9/15/42	1,036,484
1,400,000	3.50%, due 10/15/42	1,448,672
	FNMA Pool
8,328	5.00%, due 2/1/21, #865191	8,530
5,276	5.00%, due 5/1/21, #879112	5,453
608,268	3.00%, due 8/1/21, #AL0579	628,594
10,218	5.00%, due 2/1/22, #900946	10,686
36,440	6.00%, due 2/1/22, #912522	38,105
27,736	5.00%, due 6/1/22, #937709	28,497
16,198	5.00%, due 7/1/22, #938033	17,001
19,335	5.00%, due 7/1/22, #944887	19,806
170,323	5.50%, due 7/1/22, #905040	177,725
202,274	4.00%, due 12/1/25, #AH6058	209,320
164,451	4.00%, due 1/1/26, #AH3925	172,408
369,459	4.00%, due 5/1/26, #AH8174	388,894
129,604	3.00%, due 4/1/27, #AB4997	134,211
506,675	3.00%, due 9/1/27, #AQ0333	524,682
373,850	2.50%, due 4/1/31, #BC4938	379,568
869,064	2.50%, due 10/1/31, #BC9305	882,355
930,512	2.50%, due 11/1/31, #BD9466	944,743
2,529	7.00%, due 8/1/32, #650101	2,944
25,110	7.00%, due 7/1/35, #826251	28,132
14,711	7.00%, due 9/1/35, #842290	15,657
7,104	7.00%, due 2/1/36, #865190	8,446
162,615	5.00%, due 5/1/36, #745515	179,457
13,355	6.50%, due 7/1/36, #897100	15,387
12,878	7.00%, due 7/1/36, #887793	13,287
14,033	6.00%, due 8/1/36, #892925	15,853
30,988	6.50%, due 8/1/36, #878187	35,273
1,576	6.50%, due 12/1/36, #920162	1,747
23,330	7.00%, due 1/1/37, #256567	26,744
27,332	6.00%, due 2/1/37, #909357	30,821
1,379	7.00%, due 2/1/37, #915904	1,411

117,770	5.50%, due 6/1/37, #918554	130,712
187,233	6.00%, due 6/1/37, #888413	212,916
122,047	6.00%, due 6/1/37, #917129	138,194
18,861	7.00%, due 6/1/37, #256774	21,741
24,332	7.00%, due 6/1/37, #940234	26,467
21,851	6.00%, due 12/1/37, #965488	24,568
603	5.00%, due 1/1/39, #AA0862	659
129,522	4.50%, due 6/1/39, #AA7681	139,705
119,331	5.00%, due 8/1/39, #AC3221	130,488
777,007	4.00%, due 12/1/39, #AE0215	824,937
237,739	5.00%, due 5/1/40, #AD6374	260,202
134,969	4.00%, due 9/1/40, #AE4311	143,300
137,900	4.00%, due 10/1/40, #AE6057	146,447
261,805	4.00%, due 12/1/40, #MA0583	277,911
113,267	4.00%, due 2/1/41, #AH3200	120,274
126,263	4.50%, due 5/1/41, #AI1888	137,010
105,711	4.00%, due 10/1/41, #AJ4052	112,192
139,677	4.00%, due 11/1/41, #AJ4668	148,252
269,306	4.00%, due 11/1/41, #AJ5643	285,822
194,671	4.00%, due 4/1/42, #MA1028	206,629
1,205,875	3.50%, due 7/1/43, #AB9774	1,252,645
1,345,478	3.00%, due 8/1/43, #AU3363	1,368,203
413,561	4.00%, due 6/1/44, #AW4979	437,361
577,853	4.00%, due 9/1/44, #AS3392	611,360
499,448	4.00%, due 11/1/44, #AS3903	528,338
440,920	4.00%, due 11/1/44, #AS3906	466,431
435,542	3.00%, due 4/1/45, #AS4774	441,315
738,707	3.50%, due 4/1/45, #AY3376	766,134
231,999	3.00%, due 5/1/45, #AY6042	235,076
302,036	3.00%, due 6/1/45, #AZ0171	306,004
1,669,745	3.00%, due 6/1/45, #AZ0504	1,692,318
799,456	3.00%, due 6/1/45, #AZ2754	809,644
766,798	3.50%, due 8/1/45, #AS5699	795,268
375,693	3.50%, due 9/1/45, #AS5722	389,641
1,179,368	3.00%, due 10/1/45, #AZ6877	1,193,999
1,845,567	3.50%, due 12/1/45, #BA2275	1,914,091
1,398,176	3.50%, due 12/1/45, #MA2471	1,450,087
891,361	3.50%, due 3/1/46, #MA2549	924,455
1,670,589	3.00%, due 7/1/46, #MA2670	1,691,314
954,712	3.00%, due 9/1/46, #AS7904	966,555
297,015	3.00%, due 4/1/47, #AS9448	300,700
498,487	3.00%, due 5/1/47, #AS9562	504,671
	FNMA TBA (b)
500,000	3.50%, due 9/15/41	518,105
900,000	3.50%, due 10/1/40	931,131
	GNMA Pool
6,377	7.00%, due 9/15/35, #647831	6,700
36,464	5.00%, due 10/15/35, #642220	39,751
36,840	5.00%, due 11/15/35, #550718	40,499
31,140	5.50%, due 11/15/35, #650091	35,160
22,226	5.50%, due 12/15/35, #646307	24,686
31,296	5.50%, due 4/15/36, #652534	35,140
22,973	6.50%, due 6/15/36, #652593	25,689
13,342	5.50%, due 7/15/36, #608993	14,826
11,998	6.50%, due 10/15/36, #646564	13,199

38,928	6.00%, due 11/15/36, #617294		44,037
88,392	6.50%, due 12/15/36, #618753		101,944
25,265	5.50%, due 2/15/37, #658419		28,149
90,943	6.00%, due 4/15/37, #668411		103,588
100,795	5.00%, due 8/15/37, #671463		110,609
55,947	6.00%, due 10/15/37, #664379		63,581
13,208	5.50%, due 8/15/38, #677224		14,687
53,155	5.50%, due 8/15/38, #691314		59,191
1,554	5.50%, due 12/15/38, #705632		1,726
195,211	4.50%, due 5/15/39, #717066		209,357
10,392	5.50%, due 6/15/39, #714262		11,555
295,714	5.50%, due 6/15/39, #714720		328,768
280,456	4.50%, due 7/15/39, #720160		300,800
713,468	5.00%, due 9/15/39, #726311		783,691
5,127	5.50%, due 1/15/40, #723631		5,702
13,163	5.50%, due 2/15/40, #680537		14,619
			55,659,714
	Total Mortgage-Backed Securities (cost $56,891,733)		58,274,967

	SHORT-TERM INVESTMENTS	9.0%
	Money Market Fund
1,379,994	Fidelity Institutional Money Market Government Portfolio - Class I, 0.89% (c)		1,379,994
	U.S. Treasury Bill
$4,000,000	1.037%, due 2/8/18 (e)		3,981,556
	Total Short-Term Investments (cost $5,360,492)		5,361,550

	Total Investments (cost $62,252,225)	106.3%	63,636,517
	Liabilities less Other Assets	(6.3)%	(3,757,239)
	TOTAL NET ASSETS	100.0%	$59,879,278

(a)	Variable rate security. The coupon is based on an underlying pool of loans. Rate shown reflects the rate in effect as of August 31, 2017.
(b)	Security purchased on a when-issued basis. As of August 31, 2017, the total cost of investments purchased on a when-issued basis was $3,911,230 or 6.53% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2017.
(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of August 31, 2017, the value of these investments was $2,615,253 or 4.37% of total net assets.
(e)	Rate shown is the discount rate at August 31, 2017.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced
LIBOR - London Interbank Offered Rate

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2017 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	43.6%
	Aerospace and Defense	0.6%
	Lockheed Martin Corp.
$500,000	1.85%, due 11/23/18		$500,661
	Rockwell Collins, Inc.
500,000	1.95%, due 7/15/19		500,859
			1,001,520
	Automobiles Manufacturing	0.6%
	American Honda Finance Corp.
1,000,000	2.00%, due 2/14/20		1,005,653
	Autos	1.1%
	Ford Motor Credit Co., LLC
1,000,000	2.021%, due 5/3/19		1,000,004
	General Motors Financial Co., Inc.
1,000,000	2.35%, due 10/4/19		1,002,868
			2,002,872
	Banks	9.0%
	BB&T Corp.
2,000,000	1.816% (3 Month LIBOR USD + 0.57%), due 6/15/20		2,011,945
	Capital One N.A.
1,500,000	2.35%, due 8/17/18		1,507,733
	Citigroup, Inc.
2,000,000	2.45%, due 1/10/20		2,018,513
	Citizens Bank, N.A.
500,000	2.20%, due 5/26/20		501,857
	Discover Bank
1,000,000	2.60%, due 11/13/18		1,008,355
	Huntington National Bank
1,500,000	2.00%, due 6/30/18		1,505,232
	JPMorgan Chase Bank NA
1,000,000	1.65%, due 9/23/19		999,552
	KeyBank NA
1,000,000	2.35%, due 3/8/19		1,010,371
	PNC Bank NA
500,000	2.00%, due 5/19/20		502,289
	Regions Bank Birmingham Alabama
1,000,000	2.25%, due 9/14/18		1,004,084
	Royal Bank of Canada
1,000,000	1.80%, due 7/30/18		1,002,295
	SunTrust Bank
1,000,000	2.25%, due 1/31/20		1,007,136
	Toronto Dominion Bank
1,500,000	1.45%, due 9/6/18		1,498,725
			15,578,087
	Biotechnology	0.5%
	Gilead Sciences, Inc.
800,000	1.85%, due 9/4/18		803,514
	Brokers	0.7%
	Goldman Sachs Group, Inc.
1,300,000	2.90%, due 7/19/18		1,313,079

	Chemicals	1.5%
	PPG Industries, Inc.
1,000,000	3.60%, due 11/15/20		1,045,489
	Sherwin-Williams Co.
1,600,000	2.25%, due 5/15/20		1,608,863
			2,654,352
	Commercial and Service Industry Machinery Manufacturing	0.3%
	KLA-Tencor Corp.
500,000	2.375%, due 11/1/17		500,537
	Commercial Finance	0.3%
	Air Lease Corp.
500,000	2.625%, due 9/4/18		504,235
	Communications Equipment	0.6%
	Apple, Inc.
1,000,000	1.70%, due 2/22/19		1,003,803
	Computer and Peripheral Equipment Manufacturing	1.1%
	Siemens Financial Services
2,000,000	1.45%, due 5/25/18 (a)		1,999,925
	Construction Materials Manufacturing	0.9%
	Martin Marietta Materials, Inc.
500,000	1.965% (3 Month LIBOR USD + 0.65%), due 5/22/20		501,513
	Vulcan Materials Co.
1,000,000	1.846% (3 Month LIBOR USD + 0.60%), due 6/15/20		999,885
			1,501,398
	Consumer Finance	1.1%
	American Express Credit Corp.
1,000,000	1.70%, due 10/30/19		996,148
	Visa, Inc.
1,000,000	1.20%, due 12/14/17		999,721
			1,995,869
	Consumer Products	0.3%
	The Estee Lauder Companies Inc.
500,000	1.80%, due 2/7/20		501,835
	Diversified Banks	0.6%
	Bank of Montreal
500,000	2.10%, due 12/12/19		503,609
	Bank of Nova Scotia
500,000	2.15%, due 7/14/20		503,346
			1,006,955
	Drugs and Druggists' Sundries Merchant Wholesalers	0.9%
	Cardinal Health, Inc.
1,000,000	1.95%, due 6/15/18		1,002,847
500,000	1.948%, due 6/14/19		501,147
			1,503,994
	Electrical Equipment Manufacturing	2.0%
	Amphenol Corp.
1,430,000	1.55%, due 9/15/17		1,430,004
	Fortive Corp.
1,000,000	1.80%, due 6/15/19		998,538
	Honeywell International, Inc.
1,000,000	1.40%, due 10/30/19		994,182
			3,422,724
	Financial Services	1.0%
	CBOE Holdings, Inc.
500,000	1.95%, due 6/28/19		500,426

	Morgan Stanley
250,000	2.109% (3 Month LIBOR USD + 0.80%), due 2/14/20		251,251
	Principal Life Global Funding II
1,000,000	1.50%, due 9/11/17 (a)		1,000,022
			1,751,699
	Food	0.6%
	Kroger Co.
1,000,000	1.50%, due 9/30/19		989,372
	Food and Beverage	1.7%
	Coca-Cola Co.
1,000,000	1.375%, due 5/30/19		998,931
	Kraft Heinz Foods Co.
1,000,000	1.879% (3 Month LIBOR USD + 0.57%), due 2/10/21		1,000,555
	Tyson Foods, Inc.
1,000,000	1.76% (3 Month LIBOR USD + 0.55%), due 6/2/20		1,005,297
			3,004,783
	Home and Office Products Manufacturing	0.3%
	Newell Brands, Inc.
500,000	2.15%, due 10/15/18		501,966
	Machinery Manufacturing	1.1%
	John Deere Capital Corp.
2,000,000	1.65%, due 10/15/18		2,003,638
	Medical Equipment and Devices Manufacturing	2.6%
	Abbott Laboratories
1,000,000	2.00%, due 9/15/18		1,003,483
1,000,000	2.35%, due 11/22/19		1,009,348
	Danaher Corp.
500,000	1.65%, due 9/15/18		500,537
	Medtronic Global Holdings SCA
1,000,000	1.70%, due 3/28/19		1,000,976
	Medtronic, Inc.
500,000	1.50%, due 3/15/18		500,028
	Stryker Corp.
500,000	2.00%, due 3/8/19		501,831
			4,516,203
	Metals and Mining	0.3%
	Freeport-McMoRan, Inc.
500,000	2.30%, due 11/14/17		500,313
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.6%
	Harris Corp.
1,000,000	1.999%, due 4/27/18		1,001,665
	Other Electrical Equipment and Component Manufacturing	0.6%
	Corning, Inc.
1,000,000	1.50%, due 5/8/18		999,290
	Other Financial Investment Activities	0.9%
	NextEra Energy Capital Holdings, Inc.
1,500,000	2.056%, due 9/1/17		1,500,000
	Other Food Manufacturing	0.3%
	J.M. Smucker Co.
500,000	1.75%, due 3/15/18		500,234
	Other Telecommunications	0.6%
	AT&T, Inc.
1,000,000	2.30%, due 3/11/19		1,006,793
	Petroleum and Coal Products Manufacturing	0.6%
	Chevron Corp.

1,000,000	1.365%, due 3/2/18		999,928
	Pharmaceuticals	1.1%
	AbbVie, Inc.
500,000	1.80%, due 5/14/18		500,597
	Baxalta, Inc.
500,000	2.00%, due 6/22/18		501,020
	Shire Acquisitions Investments Ireland DAC
500,000	1.90%, due 9/23/19		498,900
	Teva Pharmaceutical Finance Netherlands III BV
500,000	1.70%, due 7/19/19		489,098
			1,989,615
	Restaurants	0.3%
	McDonald's Corp.
500,000	2.10%, due 12/7/18		503,395
	Retail - Consumer Discretionary	0.6%
	Home Depot, Inc.
1,000,000	1.80%, due 6/5/20		1,005,061
	Retail - Consumer Staples	0.8%
	Sysco Corp.
1,400,000	1.90%, due 4/1/19		1,401,637
	Semiconductors	2.0%
	Broadcom Corp.
500,000	2.375%, due 1/15/20 (a)		503,644
	Intel Corp.
1,000,000	1.85%, due 5/11/20		1,002,189
	Qualcomm Inc.
2,000,000	2.10%, due 5/20/20		2,015,602
			3,521,435
	Software and Services	1.7%
	DXC Technology Co.
500,000	2.875%, due 3/27/20		508,850
	Microsoft Corp.
1,460,000	1.30%, due 11/3/18		1,459,445
	Thomson Reuters Corp.
1,000,000	1.65%, due 9/29/17		1,000,051
			2,968,346
	Transportation & Logistics	0.3%
	PACCAR Financial Corp.
500,000	1.20%, due 8/12/19		494,981
	Utilities	3.5%
	Dominion Resources, Inc.
1,000,000	1.875%, due 1/15/19		1,000,674
500,000	1.60%, due 8/15/19		496,838
	Edison International
500,000	2.125%, due 4/15/20		502,960
	Pacific Gas & Electric Co.
1,000,000	1.518% (3 Month LIBOR USD + 0.20%), due 11/30/17		999,929
	Public Service Enterprise Group, Inc.
2,000,000	1.60%, due 11/15/19		1,985,113
	Sempra Energy
1,000,000	1.625%, due 10/7/19		995,982
			5,981,496
	Total Corporate Bonds (cost $75,258,454)		75,442,202

	MORTGAGE-BACKED SECURITIES	6.4%
	Residential Mortgage-Backed Securities	2.7%
	BlueVirgo Trust
2,183,111	3.00%, due 12/15/22, Series 15-1A (a) (d)		2,193,830
	Colony American Homes
2,250,000	2.578% (1 Month LIBOR USD + 1.35%), due 5/17/31, Series 2014-1A, Class B (a)		2,254,534
	PFS Tax Lien Trust
206,199	1.44%, due 5/15/29, Series 2014-1 (a)		205,697
			4,654,061
	U.S. Government Agencies	3.7%
	FHLMC ARM Pool
1,757	3.095% (1 Year CMT Rate + 2.319%), due 2/1/22, #845113		1,804
12,827	2.499% (1 Year CMT Rate + 1.874%), due 10/1/22, #635206		13,101
2,370	2.901% (1 Year CMT Rate + 2.296%), due 6/1/23, #845755		2,423
250,077	2.834% (1 Year CMT Rate + 2.276%), due 1/1/25, #785726		259,687
9,123	3.283% (12 Month LIBOR USD + 1.783%), due 1/1/33, #1B0668		9,321
267,471	2.75% (1 Year CMT Rate + 2.25%), due 10/1/34, #782784		281,613
73,030	3.302% (12 Month LIBOR USD + 1.677%), due 12/1/34, #1G0018		76,819
65,353	3.569% (12 Month LIBOR USD + 1.889%), due 4/1/36, #847671		69,297
	FHLMC Pool
105,021	5.00%, due 10/1/38, #G04832		115,102
	FNMA ARM Pool
17,843	3.54% (6 Month LIBOR USD + 2.165%), due 7/1/25, #555206		17,951
59,967	2.483% (1 Year CMT Rate + 1.52%), due 7/1/27, #424953		60,526
63,879	2.939% (1 Year CMT Rate + 2.225%), due 3/1/28, #556438		66,004
62,196	2.826% (1 Year CMT Rate + 2.012%), due 6/1/29, #508399		63,498
168,492	2.872% (1 Year CMT Rate + 2.004%), due 4/1/30, #562912		173,995
28,144	2.969% (1 Year CMT Rate + 2.208%), due 10/1/30, #670317		29,076
36,678	3.365% (12 Month LIBOR USD + 1.615%), due 9/1/31, #597196		36,906
23,610	2.652% (1 Year CMT Rate + 2.152%), due 11/1/31, #610547		24,109
206,093	3.076% (12 Month LIBOR USD + 1.599%), due 10/1/33, #743454		216,233
689,513	3.25% (12 Month LIBOR USD + 1.75%), due 11/1/33, #755253		733,295
1,006,678	3.327% (1 Year CMT Rate + 2.295%), due 5/1/34, #AC5719		1,065,828
212,196	3.419% (12 Month LIBOR USD + 1.67%), due 7/1/34, #779693		222,378
160,257	2.775% (12 Month LIBOR USD + 1.411%), due 10/1/34, #795136		167,069
22,668	3.17% (12 Month LIBOR USD + 1.545%), due 1/1/35, #805391		23,792
123,628	2.608% (1 Year CMT Rate + 2.108%), due 10/1/35, #846171		129,788
81,993	3.169% (12 Month LIBOR USD + 1.625%), due 10/1/35, #845041		86,066
286,991	3.159% (12 Month LIBOR USD + 1.562%), due 1/1/36, #849264		299,539
61,108	3.588% (12 Month LIBOR USD + 1.735%), due 6/1/36, #872502		64,395
491,359	3.207% (12 Month LIBOR USD + 1.637%), due 1/1/37, #906389		520,103
300,240	3.593% (12 Month LIBOR USD + 1.944%), due 3/1/37, #907868		317,043
45,371	2.875% (12 Month LIBOR USD + 1.625%), due 10/1/37, #955963		46,589
252,766	3.515% (12 Month LIBOR USD + 2.015%), due 11/1/37, #953653		262,326
	FNMA Pool
311,784	5.00%, due 6/1/40, #AD5479		341,418
38,710	4.00%, due 11/1/41, #AJ3797		41,086
	GNMA II ARM Pool
4,177	2.25% (1 Year CMT Rate + 1.50%), due 11/20/21, #8871		4,258
24,708	2.25% (1 Year CMT Rate + 1.50%), due 10/20/22, #8062		25,270
84,421	2.25% (1 Year CMT Rate + 1.50%), due 11/20/26, #80011		87,271
19,084	2.25% (1 Year CMT Rate + 1.50%), due 11/20/26, #80013		19,735
12,855	2.25% (1 Year CMT Rate + 1.50%), due 12/20/26, #80021		13,301
4,964	2.375% (1 Year CMT Rate + 1.50%), due 1/20/27, #80029		5,131
91,720	2.125% (1 Year CMT Rate + 1.50%), due 7/20/27, #80094		94,984
120,621	2.125% (1 Year CMT Rate + 1.50%), due 8/20/27, #80104		124,890

5,381	2.25% (1 Year CMT Rate + 1.50%), due 10/20/27, #80122		5,572
45,547	2.375% (1 Year CMT Rate + 1.50%), due 1/20/28, #80154		47,159
98,253	2.25% (1 Year CMT Rate + 1.50%), due 10/20/29, #80331		102,049
18,326	2.25% (1 Year CMT Rate + 1.50%), due 11/20/29, #80344		19,026
			6,386,826
	Total Mortgage-Backed Securities (cost $10,701,328)		11,040,887

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	35.3%
	U.S. Government Agencies	14.4%
	FHLB
5,000,000	1.375%, due 3/18/19		5,003,215
2,000,000	1.375%, due 5/28/19		2,001,292
	FHLMC
6,000,000	0.875%, due 3/7/18		5,991,444
1,000,000	0.875%, due 10/12/18		995,484
	FNMA
6,000,000	1.00%, due 9/27/17		6,000,024
5,000,000	1.00%, due 10/24/19		4,957,630
			24,949,089
	U.S. Treasury Notes	20.9%
	U.S. Treasury Note
4,000,000	1.00%, due 9/15/17		3,999,978
5,000,000	0.875%, due 11/15/17		4,998,091
6,000,000	0.875%, due 1/15/18		5,994,782
6,000,000	1.00%, due 2/15/18		5,996,464
5,000,000	0.75%, due 2/15/19		4,961,426
2,000,000	1.00%, due 3/15/19		1,991,172
3,300,000	0.875%, due 4/15/19		3,277,055
5,000,000	0.875%, due 6/15/19		4,961,816
			36,180,784
	U.S. Government Agencies and Instrumentalities (cost $61,203,779)		61,129,873

	SHORT-TERM INVESTMENTS	14.1%
	Money Market Fund	0.8%
1,425,651	Fidelity Institutional Money Market Government Portfolio - Class I, 0.89% (c)		1,425,651
	U.S. Treasury Bills	13.3%
	U.S. Treasury Bills
$6,000,000	1.11%, due 10/19/17 (b)		5,991,120
7,000,000	0.93%, due 12/14/17 (b)		6,981,189
3,000,000	1.018%, due 1/25/18 (b)		2,987,617
7,000,000	1.037%, due 2/8/18 (b)		6,967,722
			22,927,648
	Total Short-Term Investments (cost $24,348,725)		24,353,299

	Total Investments (cost $171,512,286)	99.4%	171,966,261
	Other Assets less Liabilities	0.6%	1,097,149
	TOTAL NET ASSETS	100.0%	$173,063,410

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As August 31, 2017, the value of these investments was $8,157,652 or 4.7% of total net assets.

(b)	Rate shown is the discount rate at August 31, 2017.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2017.
(d)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.

ARM - Adjustable Rate Mortgage
CMT - Constant Maturity Treasury
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate

PIA Funds
Notes to the Schedule of Investments
August 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, and the PIA Short-Term Securities Fund's (each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value.  The Funds determine the fair value of their investments and compute the net asset value per share of each Fund as of the close of regular trading on the New York stock exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced ("TBAs") securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of August 31, 2017, the PIA High Yield Fund had investments in illiquid securities with a total value of $3,024,417 or 4.27% of total net assets.

High Yield Fund	Shares/ PAR	Dates Acquired	Cost Basis

American Gilsonite Common Stock	850	8/12	$535,186
American Gilsonite Co. Bond	$325,540	8/12-7/17	325,540
CHC Group LLC Common Stock	3,489	10/12-3/13	456,429
CHC Group LLC Bond	$179,436	2/17	129,810
Liberty Tire Recycling Holdco, LLC Common Stock	21,500	3/15	12,688
Liberty Tire Recycling Holdco, LLC Bond	$560,035	11/13-8/17	631,223
Modular Space Corp. Common Stock	100,981	2/14-2/17	1,490,089

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board of Trustees ("Board") as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds' Board of Trustees.  As of August 31, 2017, Pacific Income Advisers, Inc. has determined that all the Rule 144A securities held by the Funds, except the securities listed below, are considered liquid:

High Yield Fund	PAR	Dates Acquired	Cost Basis

American Gilsonite Co. Bond	$325,540	8/12-7/17	$325,540
CHC Group LLC Bond	179,436	2/17	129,810
Liberty Tire Recycling Holdco, LLC Bond	560,035	11/13-8/17	631,223

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of August 31, 2017:

PIA BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$193,831,428	$-	$193,831,428
Sovereign Bonds	-	13,379,226	-	13,379,226
U.S. Government Instrumentalities	-	1,108,919	-	1,108,919
Total Fixed Income	-	208,319,573	-	208,319,573
Short-Term Investments	2,811,777	-	-	2,811,777
Total Investments	$2,811,777	$208,319,573	$-	$211,131,350

PIA MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage- Backed Securities	$-	$841,169	$-	$841,169
Residential Mortgage-Backed Securities	-	1,774,084	-	1,774,084
Mortgage-Backed Securities – U.S. Government Agencies	-	55,659,714	-	55,659,714
Total Fixed Income	-	58,274,967	-	58,274,967
Short-Term Investments	1,379,994	3,981,556	-	5,361,550
Total Investments	$1,379,994	$62,256,523	$-	$63,636,517

PIA High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$67,505,916	$-	$67,505,916
Convertible Bonds	-	277,229	-	277,229
Total Fixed Income	-	67,783,145	-	67,783,145
Common Stocks
Business Support Services	-	-	37,507	37,507
Consumer Services	-	-	1,615,696	1,615,696
Industrial - Other	-	-	10,000	10,000
Metals and Mining	184,863	-	393,125	577,988
Total Common Stocks	184.863	-	2,056,328	2,241,191
Short-Term Investments	64	-	-	64
Total Investments	$184,927	$67,783,145	$2,056,328	$70,024,400

PIA Short-Term Securities Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$75,442,202	$-	$75,442,202
Mortgage-Backed Securities	-	2,460,231	2,193,830	4,654,061
U.S. Government Agencies and Instrumentalities	-	67,516,699	-	67,516,699
Total Fixed Income	-	145,419,132	2,193,830	147,612,962
Short-Term Investments	1,425,651	22,927,648	-	24,353,299
Total Investments	$1,425,651	$168,346,780	$2,193,830	$171,966,261

Refer to the Funds' schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at August 31, 2017, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  The PIA BBB Bond Fund and the PIA MBS Bond Fund held no Level 3 securities during the period ended August 31, 2017.

The following is a reconciliation of the PIA High Yield Fund's level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value

Common Stocks
Balance as of November 30, 2016	$10,000
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	2,046,328
Sales	-
Transfers in and/or out of Level 3	-
Balance as of August 31, 2017	$2,056,328

The change in unrealized appreciation/(depreciation) for level 3 securities still held at August 31, 2017, and still classified as level 3 was $0.

On March 10, 2015, the Fund received a newly issued Liberty Tire Recycling Holdco, LLC ("Liberty Tire") bond, due 2021 and common stock in exchange for the previously held Liberty Tire bond, due 2015.  This exchange was the result of a financial restructuring by Liberty Tire.  Since receipt of the newly issued securities, the Valuation Committee has fair valued the Liberty Tire common stock based on the residual value assigned to the newly issued common stock at the time of the exchange. During the nine months ended August 31, 2017, the Fund received shares of American Gilsonite Co., CHC Group LLC and Modular Space Corp. as part of a financial reorganization of each company. At August 31, 2017, the shares of American Gilsonite Co., CHC Group LLC and Modular Space Corp. were valued based on a single broker quote. Since the securities' fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are categorized as level 3 of the fair value hierarchy. If the financial condition of the issuer of the common stock were to deteriorate, the value of the common stock would likely decrease.

The following is a reconciliation of the Short-Term Securities Fund's level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value

Mortgage-Backed Securities
Balance as of November 30, 2016	$3,266,566
Accrued discounts/premiums	-
Realized gain/(loss)	4,708
Change in unrealized appreciation/(depreciation)	(28,092)
Purchases	-
Sales	(1,049,352)
Transfers in and/or out of Level 3	-
Balance as of August 31, 2017	$2,193,830

The change in unrealized appreciation/(depreciation) for level 3 securities still held at August 31, 2017, and still classified as level 3 was $(28,092). At August 31, 2017, the Fund's primary pricing service provided a valuation for the BlueVirgo Trust bond based on a single broker quote. Due to a lack of significant observable inputs, the value of the BlueVirgo Trust bond is classified in level 3.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows*:

PIA BBB Bond Fund

Cost of investments	$201,649,281

Gross unrealized appreciation	$10,937,459
Gross unrealized depreciation	(1,455,390)
Net unrealized appreciation	$9,482,069

PIA MBS Bond Fund

Cost of investments	$62,252,225

Gross unrealized appreciation	$1,453,784
Gross unrealized depreciation	(69,492)
Net unrealized appreciation	$1,384,292

PIA High Yield Fund

Cost of investments	$69,044,764

Gross unrealized appreciation	$3,230,741
Gross unrealized depreciation	(2,251,105)
Net unrealized appreciation	$979,636

PIA Short-Term Securities Fund

Cost of investments	$171,512,286

Gross unrealized appreciation	$598,403
Gross unrealized depreciation	(144,428)
Net unrealized appreciation	$453,975

* Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect the tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date                                  October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date                                  October 25, 2017

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date                                  October 25, 2017
* Print the name and title of each signing officer under his or her signature.